Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Maximum Exposure to Credit Risk	$ 672,971	$ 1,530,693
Maximum Exposure to Credit Risk, unsecured	522,171	900,076
Maximum Exposure to Credit Risk, secured	150,800	630,617
Cash Collateral Received	26,861	26,919
Collateralized by Securities	123,939	68,178
Collection Rights
Financial instruments
Other Credit Enhancements	15,391	90,584
Real Estate
Financial instruments
Other Credit Enhancements	319,879	200,815
Guarantees
Financial instruments
Other Credit Enhancements	3,290	15,039
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk		91,329
Maximum Exposure to Credit Risk, unsecured		91,329
Financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	359,065	290,365
Maximum Exposure to Credit Risk, unsecured	208,265	195,268
Maximum Exposure to Credit Risk, secured	150,800	95,097
Cash Collateral Received	26,861	26,919
Collateralized by Securities	123,939	68,178
Financial assets at fair value through other comprehensive income category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	313,906	390,974
Maximum Exposure to Credit Risk, unsecured	313,906	390,974
Financial assets at amortized cost category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk		758,025
Maximum Exposure to Credit Risk, unsecured		222,505
Maximum Exposure to Credit Risk, secured		535,520
Financial assets at amortized cost category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	15,391	90,584
Financial assets at amortized cost category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	319,879	200,815
Financial assets at amortized cost category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	3,290	15,039
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers
Financial instruments
Maximum Exposure to Credit Risk		758,025
Maximum Exposure to Credit Risk, unsecured		222,505
Maximum Exposure to Credit Risk, secured		535,520
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Collection Rights
Financial instruments
Other Credit Enhancements	15,391	90,584
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Real Estate
Financial instruments
Other Credit Enhancements	319,879	200,815
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Guarantees
Financial instruments
Other Credit Enhancements	3,290	15,039
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	366,710	350,491
Maximum Exposure to Credit Risk, unsecured	86,996	88,047
Maximum Exposure to Credit Risk, secured	279,714	262,444
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	11,617	53,290
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	86,858	21,136
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	3,155	15,039
Financial assets at amortized cost category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	84,583	85,256
Maximum Exposure to Credit Risk, unsecured	21,785	27,762
Maximum Exposure to Credit Risk, secured	62,798	57,494
Financial assets at amortized cost category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements		34,763
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets
Financial instruments
Maximum Exposure to Credit Risk	217,109	199,579
Maximum Exposure to Credit Risk, unsecured	2,586	2,290
Maximum Exposure to Credit Risk, secured	214,523	197,289
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets | Collection Rights
Financial instruments
Other Credit Enhancements		2,501
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets | Real Estate
Financial instruments
Other Credit Enhancements		161,422
Financial assets at amortized cost category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	64,957	53,417
Maximum Exposure to Credit Risk, unsecured	64,957	53,417
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	86,009	69,282
Maximum Exposure to Credit Risk, unsecured	60,359	50,989
Maximum Exposure to Credit Risk, secured	25,650	18,293
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	3,774	30
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	233,021	$ 18,257
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Guarantees
Financial instruments
Other Credit Enhancements	$ 135